Recovery of Erroneously Awarded Compensation	12 Months Ended
Dec. 31, 2025
Restatement Determination Date:: 2025-12-31
Erroneously Awarded Compensation Recovery
Erroneous Compensation Analysis

Clawback Policy

We amended our Policy on Recoupment of Incentive-Based Compensation to provide that the Board will, subject to limited exceptions, recover incentive compensation paid to covered individuals (including our executive officers) in cases where we have to prepare an accounting restatement which resulted in the payment of incentive compensation greater than what should have been paid based on the restated financial results or corrected metric.